Schedule of Weighted Average Assumptions (Details)	3 Months Ended
Mar. 31, 2021 $ / shares
IfrsStatementLineItems [Line Items]
Expected dividend yield	0.00%
Weighted average fair value per share	$ 0.24
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	33.00%
Expected life	3 years
Expected volatility	245.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate	79.00%
Expected life	5 years
Expected volatility	257.00%